Dispositions, Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Disclosure Dispositions, Assets Held for Sale and Discontinued Operations [Abstract]
Dispositions, Assets Held for Sale and Discontinued Operations

5. Dispositions, Assets Held for Sale and Discontinued Operations

Impairment of assets as reflected in our consolidated statements of comprehensive income relate to properties designated as held for sale and represent the charges necessary to adjust the carrying values to estimated fair values less costs to sell based on current sales price expectations. The following is a summary of our real property disposition activity for the periods presented (in thousands):

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Real property dispositions:
Seniors housing triple-net	$372,378	$150,755	$170,290
Medical facilities	149,344	35,295	14,092
Total dispositions	521,722	186,050	184,382
Add: Gain (loss) on sales of real property, net	100,549	61,160	36,115
Seller financing on sales of real property	(12,000)	0	(1,470)
Proceeds from real property sales	$610,271	$247,210	$219,027

At December 31, 2012, $46,201,000 of sales proceeds is on deposit in an Internal Revenue Code Section 1031 exchange account escrow account with a qualified intermediary. We have reclassified the income and expenses attributable to all properties sold prior to or held for sale at March 31, 2013 to discontinued operations. Expenses include an allocation of interest expense based on property carrying values and our weighted-average cost of debt. The following illustrates the reclassification impact as a result of classifying properties as discontinued operations for the periods presented (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Rental income	$79,855	$107,771	$124,476
Expenses:
Interest expense	16,293	24,714	27,068
Property operating expenses	2,354	6,131	8,678
Provision for depreciation	17,836	29,861	37,517
Income (loss) from discontinued operations, net	$43,372	$47,065	$51,213